N-2 - USD ($)		1 Months Ended		2 Months Ended		6 Months Ended	10 Months Ended		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2023		Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2024	Feb. 29, 2024	[2]	Nov. 30, 2023	[2]	Oct. 31, 2023	[2]
Prospectus:
Document Period End Date						Jun. 30, 2025
Cover [Abstract]
Entity Central Index Key						0001955857
Amendment Flag						false
Entity Inv Company Type						N-2
Document Type						N-CSRS
Entity Registrant Name						BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Fiscal or Period End	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage per Unit[1]	Involuntary Liquidating Preference Per Unit	Average Market Value per Unit (Exclude Bank Loans)	Type of Senior Security[2]
June 30, 2025	$–	$–	N/A	N/A	Loan Payable, Credit Facility, Reverse Repurchase Agreement
December 31, 2024	–	–	N/A	N/A	Loan Payable, Credit Facility, Reverse Repurchase Agreement
December 31, 2023	356,439,000	5,480	N/A	N/A	Loan Payable, Credit Facility, Reverse Repurchase Agreement

1	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness
2	“Senior security” means any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.

Senior Securities Amount		$ 356,439,000		$ 356,439,000
Senior Securities Coverage per Unit	[1]	$ 5,480		$ 5,480
Senior Securities, Note [Text Block]

The following table sets forth information regarding the Fund’s outstanding senior securities as of June 30, 2025

Fiscal or Period End	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage per Unit[1]	Involuntary Liquidating Preference Per Unit	Average Market Value per Unit (Exclude Bank Loans)	Type of Senior Security[2]
June 30, 2025	$–	$–	N/A	N/A	Loan Payable, Credit Facility, Reverse Repurchase Agreement
December 31, 2024	–	–	N/A	N/A	Loan Payable, Credit Facility, Reverse Repurchase Agreement
December 31, 2023	356,439,000	5,480	N/A	N/A	Loan Payable, Credit Facility, Reverse Repurchase Agreement

1	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness
2	“Senior security” means any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]						The Fund’s investment objective is to maximize total returns through growth of capital and current income. There can be no assurance that the Fund will achieve its investment objective.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

4. CAPITAL SHARES

The Fund currently offers its Shares on a continuous basis and was granted Multi-Class Exemptive Relief by the SEC that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. In addition to the Class I Shares, Class D Shares, Class S Shares, and Class T Shares, the Fund may offer additional classes of shares in the future.

The Shares are continuously offered each month at an offering price equal to NAV per share (plus an applicable front-end sales load, where relevant), which is calculated: (i) as of the close of business on the last business day of each month; (ii) on each date that Shares are to be repurchased in connection with the Fund’s offer to purchase Shares; and (iii) at such other times as the Board shall determine. The differences among the Shares relate to front-end sales loads and ongoing distribution and shareholder servicing fees. No front-end sales load or distribution and shareholder servicing fees are paid with respect to Class I Shares. The Class D Shares and the Class S Shares are each subject to a front-end sales load of up to 2.00% and 3.50%, respectively. Investors purchasing Class T Shares may be charged a sales load of up to 3.00% and a maximum dealer fee of 0.50% of the investment amount, for a total front-end sales load of up to 3.50%. Holders of the Shares have equal rights and privileges with each other, except with respect to front-end sales loads and certain ongoing distribution and shareholder servicing fees.

For the six months ended June 30, 2025, distribution and shareholder servicing fees totaled $4,197,000 and $3,000 for Class S and Class D Shares, respectively.

At June 30, 2025, 0.63% of the shares of the Fund were owned by Brookfield and its affiliates.

Share transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
US$ THOUSANDS
Class I Shares: Inception date November 1, 2023
Subscriptions	49,142	$517,242	96,920	$991,546
Reinvestment of distributions	2,661	28,011	3,404	34,981
Repurchases	(988)	(10,463)	(28,744)	(294,190)
Net increase	50,815	$534,790	71,580	$732,337

Class S Shares: Inception date December 1, 2023
Subscriptions	34,431	361,155	72,643	742,119
Reinvestment of distributions	1,060	11,126	778	8,004
Repurchases	(524)	(5,519)	(18)	(184)
Net increase	34,967	$366,762	73,403	$749,939

Class D Shares: Inception date March 1, 2024
Subscriptions	32	322	196	1,975
Reinvestment of distributions	3	34	4	42
Repurchases	(21)	(217)	(20)	(206)
Net increase	14	$139	180	$1,811

Outstanding Securities [Table Text Block]

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
US$ THOUSANDS
Class I Shares: Inception date November 1, 2023
Subscriptions	49,142	$517,242	96,920	$991,546
Reinvestment of distributions	2,661	28,011	3,404	34,981
Repurchases	(988)	(10,463)	(28,744)	(294,190)
Net increase	50,815	$534,790	71,580	$732,337

Class S Shares: Inception date December 1, 2023
Subscriptions	34,431	361,155	72,643	742,119
Reinvestment of distributions	1,060	11,126	778	8,004
Repurchases	(524)	(5,519)	(18)	(184)
Net increase	34,967	$366,762	73,403	$749,939

Class D Shares: Inception date March 1, 2024
Subscriptions	32	322	196	1,975
Reinvestment of distributions	3	34	4	42
Repurchases	(21)	(217)	(20)	(206)
Net increase	14	$139	180	$1,811

Class I Shares [Member]
General Description of Registrant [Abstract]
Annual Dividend Payment	[3]			(0.08)	[2]	$ (0.22)			(0.44)
NAV Per Share		10.07	[2]	10.07	[2]	$ 10.63	10.44		$ 10.44					$ 10.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]						Class I Shares
Outstanding Security, Authorized [Shares]						50,815			71,580
Outstanding Security, Held [Shares]						280,302
Class S Shares [Member]
General Description of Registrant [Abstract]
Annual Dividend Payment	[3]	(0.03)	[2]			$ (0.18)			$ (0.35)
NAV Per Share		$ 10.04	[2]	$ 10.04	[2]	$ 10.60	10.41		$ 10.41			$ 10.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]						Class S Shares
Outstanding Security, Authorized [Shares]						34,967			73,403
Outstanding Security, Held [Shares]						109,071
Class D Shares [Member]
General Description of Registrant [Abstract]
Annual Dividend Payment	[3]					$ (0.21)	(0.34)	[2]
NAV Per Share						$ 10.50	$ 10.31	[2]	$ 10.31 [2]	$ 10.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]						Class D Shares
Outstanding Security, Authorized [Shares]						14			180
Outstanding Security, Held [Shares]						194

[1]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness
[2]	Commencement of Operations.
[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.